INTANGIBLE ASSET	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSET

NOTE 7 – INTANGIBLE ASSET

Intangible asset, net comprised of the following:

	September 30, 2025	March 31, 2025
At Cost:
Patent	$14,046	$13,781
Total cost	14,046	13,781
Less: Accumulated amortization	(936)	(230)
Total, net	$13,110	$13,551

Amortization expenses were $695 and $nil for the six months ended September 30, 2025 and 2024, respectively.

The amortization expenses for the succeeding five years as follows:

For the year ending March 31,
2026 (6 months remaining)	$702
2027	1,405
2028	1,405
2029	1,405
2030	1,405
Total	$6,322

NOTE 7 – INTANGIBLE ASSET

Intangible asset, net comprised of the following:

	March 31, 2025	March 31, 2024
At Cost:
Patent	$13,781	$-
Total cost	13,781	-
Less: Accumulated amortization	(230)	-
Total, net	$13,551	$-

Amortization expenses were $230 and $nil for the years ended March 31, 2025 and 2024, respectively.

The amortization expenses for the succeeding five years as follows:

For the year ending March 31,
2026	$1,385
2027	1,385
2028	1,385
2029	1,385
2030	1,385
Total	$6,925